Investments In Associates And Joint Venture - Summary of Financial Information for Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial information of joint ventures [line items]
Cash and cash equivalents	S/ 948,978	S/ 801,140	S/ 626,180
Total current assets	3,070,669	3,233,254
Other current liabilities	(635,305)	(632,669)
Total current liabilities	(2,680,846)	(2,891,614)
Total non-current assets	3,333,795	4,197,142	4,775,724
Total non-current liabilities	(1,847,533)	(2,048,851)
Revenues	4,085,004	3,899,462	4,014,013
Depreciation and amortization	(202,630)	(189,509)	(179,725)
(Loss)/profit before income tax	(474,726)	133,948	45,112
Income tax expense	(319,957)	(113,318)	(46,305)
Profit from continuing operations after income tax	(794,683)	20,630	(1,193)
Other comprehensive income	(8,620)	14,294	(8,280)
Total comprehensive income	(847,262)	71,709	S/ 200,958
Logistica Quimicos del Sur S.A.C. [member]
Disclosure of financial information of joint ventures [line items]
Cash and cash equivalents	2,131	1,520
Other current assets	2,416	1,549
Total current assets	4,547	3,069
Other current liabilities	(4,381)	(3,513)
Total current liabilities	(4,381)	(3,513)
Total non-current assets	37,620	37,349
Total non-current liabilities	(21,773)	(22,445)
Net assets	16,013	14,460
Revenues	12,622	11,399
Depreciation and amortization	(2,505)	(2,313)
Interest expense	(644)	(668)
(Loss)/profit before income tax	6,500	4,698
Income tax expense	(1,913)	(1,482)
Profit from continuing operations after income tax	4,587	3,216
Other comprehensive income	0	0
Total comprehensive income	S/ 4,587	S/ 3,216